Acquisition of Solar Silicon Valley	12 Months Ended
Dec. 31, 2011
Acquisition of Solar Silicon Valley
Acquisition of Solar Silicon Valley

3.     Acquisition of Solar Silicon Valley

On July 1, 2011, in order to optimize the Group’s cost structure through selective vertical integration, the Group entered into a definitive Share Purchase Agreement with Jinglong Group Co.,Ltd and Huang Chin Tien (“selling shareholders”) to acquire 100% ownership interest in Silver Age Holdings Limited (“Silver Age”), a British Virgin Island company that owns 100% of Full Shine Holdings Limited (“Full Shine”)and Solar Silicon Valley Electronic Science and Technology Co., (“Solar Silicon Valley”), a producer of solar wafers based in China.  Silver Age was 70% owned by Jinglong Group, a company controlled by JA Solar’s Chairman, Mr. Baofang Jin, and 30% owned by Huang Chin Tien, an independent third party shareholder. Total purchase price was determined at US$ 180,000, which was based on the fair value of Solar Silicon Valley at the time of closing.  The Group would be required to issue 30,901,287 ordinary shares as consideration at a price of US$5.825 per share, representing the 45-day volume-weighted average price of JA Solar’s ADSs trading on the NASDAQ Global Market and approximately a 5.0% premium to the last closing price of the ADSs immediately prior to July 1, 2011.  Each ADS of JA Solar represents one ordinary share. The number of share consideration was fixed with no adjustment clause.

In November 2011, the acquisition was consummated, and the acquisition date was November 30, 2011, the date on which the Group obtained control over Solar Silicon Valley. The fair value of purchase consideration on the acquisition date was RMB 358,987 (US$56,549), measured at the quoted market price of US$1.83 (RMB 11.62) as of November 30, 2011. Total acquisition costs were RMB 14,798, which were expensed as incurred in the year ended December 31, 2011.

Purchase price allocation

The total purchase price was allocated to Solar Silicon Valley’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The excess of the fair value of net assets of Solar Silicon Valley, over the total purchase consideration, amounting to RMB 187,387, was recorded as other income in the Consolidated Statement of Operations. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Solar Silicon Valley’s business.

As of November 30,
2011
RMB

Assets acquired:
Cash and cash equivalents	127,720
Notes receivable	8,022
Accounts receivable	163,193
Short term prepayment	25,522
Inventory	29,253
Interest receivable	14,000
Other receivable	263,153
Property, plant and equipment, net (1)	189,092
Long term prepayment	8,334
Identifiable intangible assets (2)	3,191
Total assets acquired	831,480
Liabilities
Short-term bank borrowings	50,000
Accounts payable	155,201
Other payables	6,692
Advance from customers	1,089
Payroll and welfare payable	71,468
Accrued expenses	656
Total liabilities assumed	285,106
Fair value of net assets acquired (a)	546,374
Fair value of purchase consideration (b)	358,987
Bargain purchase gain (b - a) (3)	187,387

(1) The fair value of Property, plant and equipment was recognized and measured at fair value using depreciated replacement cost method.  Accumulated depreciation was not carried forward. Carry value of property, plant and equipment was adjusted down by RMB 28,697 as a result of fair value measurement.

(2) The fair value of identifiable intangible assets—customer relationship was determined using the income approach. The amortization period of five years was based on the estimated life of the customers. The customer relationship was valued as RMB 3,191 and RMB 53 was amortized in 2011.

(3) Bargain purchase gain, which was recognized as other income, was due to the fixed share consideration and the decline of the Company’s share price between the date of the definitive agreement and the date of deal consummation.

Solar Silicon Valley contributed net revenues of RMB 22,167 and net income of RMB 6,720 from December 1, 2011 through December 31, 2011. The following table summarizes unaudited pro forma results of operations for the years ended December 31, 2010 and 2011, as if the acquisition of Solar Silicon Valley had occurred on January 1, 2010, and after giving effect to acquisition accounting adjustments.

	Year ended	Year ended
	December 31, 2010	December 31, 2011
	RMB	RMB
	(Unaudited)	(Unaudited)
Pro forma revenue	12,688,673	11,168,769

Pro forma net income/(loss)	2,364,583	(662,187)

Pro forma profit /(loss)attributable to holders of common shares	2,364,583	(662,187)
Pro forma earnings/(losses) per share:
Basic	12.20	(3.39)
Diluted	11.70	(3.39)
Weighted average number of shares used in computation:
Basic	193,801,944	195,293,209
Diluted	202,017,971	195,293,209

The unaudited pro forma consolidated results of operations is for illustrative purpose only and do not purport to be indicative of the results that would have been achieved if the above acquisition had actually taken place on January 1, 2010, and may not be indicative of future operating results. The unaudited pro forma net income includes RMB 638 and RMB 638 for the amortization of identifiable intangible assets and RMB 4,108 and RMB 4,108 for the reduction of depreciation expenses of property, plant and equipment for the years ended December 31, 2010 and 2011, respectively.  The unaudited pro forma net income for the year ended December 31, 2010 includes bargain purchase gain of RMB 187,387, and the unaudited pro forma net loss for the year ended December 31, 2011 excludes bargain purchase gain of RMB 187,387.